Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Schedule of Cost of Revenues	Cost of revenues
	Year ended December 31,
	2023	2022
Energy and infrastructure	(78,942)	(56,415)
Depreciation and amortization	(84,785)	(72,420)
Purchases of electrical components	(2,580)	(1,759)
Electrician salaries and payroll taxes	(1,561)	(1,316)
	(167,868)	(131,910)

Schedule of General and Administrative Expenses	General and administrative expenses
	Year ended December 31,
	2023	2022
Salaries and share-based payments	(24,105)	(30,040)
Professional services	(7,608)	(10,051)
Insurance, duties and other	(5,668)	(9,370)
Travel, motor vehicle and meals	(1,018)	(1,152)
Hosting and telecommunications	(402)	(560)
Advertising and promotion	(491)	(333)
	(39,292)	(51,506)

Schedule of Net Financial (Income) Expenses	Net financial income (expenses)
	Year ended December 31,
	Notes	2023 (restated - Note 3e)	2022
(Loss) gain on revaluation of warrants		(42,974)	63,406
Gain on disposition of marketable securities	a	12,245	51,649
Gain on extinguishment of long-term debt and lease liabilities	b	12,835	—
Interest income		1,420	456
Loss on foreign exchange		(7,842)	(2,945)
Interest on credit facility and long-term debt		(2,688)	(12,770)
Warrant issuance costs		(2,000)	—
Provision expense on VAT receivable	c	(5,903)	(6,750)
Interest on lease liabilities		(1,391)	(1,451)
Other financial income (expenses)		(896)	(629)
		(37,194)	90,966